Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Remuneration Costs for the President and CEO and Other Members of Executive Leadership Team (ELT) (Detail) - SEK (kr)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes Of Employee Benefits Expense [Line Items]
Salary	kr 76,502,000,000	kr 77,774,000,000	kr 80,054,000,000
Pension costs	2,622,000,000	2,114,000,000	kr 2,553,000,000
Board of directors [member]
Classes Of Employee Benefits Expense [Line Items]
Salary	176,538,632	165,383,449
Annual variable remuneration provision earned for the year	7,331,278	6,230,285
Long-term variable compensation provision	15,959,966	18,005,336
Pension costs	39,120,708	41,342,256
Other benefits	16,630,091	12,674,627
Social charges and taxes	60,981,063	49,388,312
Total	317,561,739	293,024,265
Borje Ekholm [Member] | Board of directors [member]
Classes Of Employee Benefits Expense [Line Items]
Salary	13,980,639
Long-term variable compensation provision	6,119,323
Pension costs	7,365,132
Other benefits	315,263
Social charges and taxes	8,728,588
Total	36,508,946
Jan Frykhammar [member] | Board of directors [member]
Classes Of Employee Benefits Expense [Line Items]
Salary	398,531
Pension costs	162,941
Other benefits	2,923
Social charges and taxes	165,666
Total	730,061
The President and CEO [member] | Board of directors [member]
Classes Of Employee Benefits Expense [Line Items]
Salary	14,379,170	45,882,357
Long-term variable compensation provision	6,119,323	8,727,083
Pension costs	7,528,073	11,954,758
Other benefits	318,187	69,992
Social charges and taxes	8,894,255	20,241,066
Total	37,239,007	86,875,256
Other members of executive team [member] | Board of directors [member]
Classes Of Employee Benefits Expense [Line Items]
Salary	162,159,462	119,501,092
Annual variable remuneration provision earned for the year	7,331,278	6,230,285
Long-term variable compensation provision	9,840,643	9,278,252
Pension costs	31,592,635	29,387,498
Other benefits	17,311,905	12,604,635
Social charges and taxes	52,086,808	29,147,247
Total	kr 280,322,732	kr 206,149,008